Commitments and Contingencies (Details) - USD ($)		12 Months Ended
	Jul. 22, 2021	Dec. 31, 2023
Commitments and Contingencies [Line Items]
Deferred underwriting discount percentage		3.50%
Sale stock price per share (in Dollars per share)		$ 10
Underwriter least percentage		75.00%
Public and private equity percentage		50.00%
IPO [Member]
Commitments and Contingencies [Line Items]
Additional Units issued	13,831,230	1,875,000
Underwriting expense (in Dollars)		$ 2,766,246
Sale stock price per share (in Dollars per share)	$ 10.15
Over-Allotment Option [Member]
Commitments and Contingencies [Line Items]
Additional Units issued	1,875,000
Additional Units issued	1,331,230
Underwriting expense (in Dollars)		$ 125,000
Common stock issued		143,750
Representative shares	138,312
Maxim [Member]
Commitments and Contingencies [Line Items]
Common stock issued		125,000
Maxim [Member] | IPO [Member]
Commitments and Contingencies [Line Items]
Sale stock price per share (in Dollars per share)	$ 10